Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Other Operating Expenses [Abstract]
Schedule of Other Operating Expenses Included in Profit or Loss and Other Comprehensive Income

Other operating expenses included in the consolidated statements of profit or loss and other comprehensive income are as follows:

	For the year ended December 31,
	2024	2023	2022
	US$	US$	US$
Other operating expenses
Cost of production	7,102	3,761	1,505
Cost of hotel operation	8,510	3,477	—
Marketing and brand promotional expenses	638	649	1,049
Premises costs and office utilities
—Premises costs	3,639	4,970	1,672
—Office utilities	7	417	1,167
	3,646	5,387	2,839

Traveling and business development expenses	272	223	991
Commissions and bank charges	302	232	167
Office and maintenance expenses	5	274	3
Administrative service fee	4,615	4,597	3,806
Legal and professional related fees	5,644	5,631	9,414
Staff recruitment expenses	1,039	1,272	540
Others
—Depreciation of property, plant and equipment	6,730	1,766	12
—Amortization of intangible assets	115	857	726
—Foreign exchange differences, net	228	225	252
—Other expenses	627	1,000	1,497
	7,700	3,848	2,487
	39,473	29,351	22,801